Income taxes - Schedule of Components of Income Tax Expense by Applying Weighted-Average Statutory Income Tax Rate (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Income Taxes [Line Items]
Pre-tax income	$ 259,282	$ 278,117	$ 226,396
Weighted-average statutory income tax rate (as a percent)	0.387	0.361	0.390
Income tax expense at weighted-average statutory tax rate on pre-tax income	$ 100,297	$ 100,411	$ 88,314
Change in valuation allowance	9,956	(254)	381
Expiration and changes in tax loss carryforwards	865	3,784	132
Argentina and Venezuelan remeasurement and inflationary impacts	(2,646)	(16,234)	(10,009)
Non-deductible expenses	17,029	15,548	24,845
Tax benefits and Non-taxable income	(19,845)	(12,826)	(9,740)
Income taxes withholdings on intercompany transactions	10,520	9,704	6,374
Differences including exchange rate, inflation adjustment and filing differences	(7,849)	(5,586)	(14,485)
Alternative Taxes	1,120	2,109	359
Others	456	(954)	(695)
Income tax expense, net	109,903	95,702	85,476
Venezuela
Income Taxes [Line Items]
Change in valuation allowance	$ (12,412)	$ (22,825)	$ (57,329)